UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska           68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   4/30/14

Item 1.  Reports to Stockholders.

Anfield Universal Fixed Income Fund

Class A Shares	(AFLEX)
Class A1 Shares	(AFLMX)
Class C Shares	(AFLKX)
Class I Shares	(AFLIX)
Class R Shares	(AFLRX)

April 30, 2014

Semi-Annual Report

Advised by:

Anfield Capital Management

4695 MacArthur Court

Suite 430

Newport Beach, CA 92660

www.AnfieldFunds.com

June 5, 2014

Semi-Annual Report Letter to Shareholders of the Anfield Universal Fixed Income Fund (AFLIX)

Shareholders:

Now with ten months of operating history, we believe your Anfield Fund is off to a very promising start, thanks to the guidance of Anfield Capital Management and its portfolio management team of Mr. Cyrille Conseil, CFA, Mr. Peter Van der Zilver, CFA and Mr. David Young, CFA: all formerly of PIMCO.

Launched during a difficult time for bonds and fixed income funds, the Anfield Fund has generated an attractive return of 2.22% for the six months ending April 30, 2014, and 3.04% for the full 10 months since inception, net of fees.

The Anfield Fund is NOT a Traditional Bond Fund

While we are very pleased with the Anfield Fund’s performance to date, both in absolute terms and in comparison to other bond funds, it is also important to recall how the Anfield Fund differs from traditional bond funds and fixed-income securities.

The Anfield Fund offers access to an absolute return bond strategy, seeking to deliver positive returns over full market cycles.  Free from traditional fixed income benchmark-specific guidelines, Anfield invests broadly across the global fixed income markets, without limitation.  The flexible and universal nature of this strategy allows Anfield to fully express its outlook, with the ability to take greater exposure in areas where they  see opportunity and avoid, or even take negative exposure to, fundamentally unattractive markets, or where they see heightened downside risk.

The Anfield Fund’s greater flexibility allows the Portfolio Managers to invest opportunistically according to Anfield’s own long- and short-term market views, rather than being required to target a benchmark.  We at Belvedere and Anfield believe this freedom may provide the opportunity for higher risk-adjusted return potential over the long term, as well as greater potential to preserve capital.  The Anfield Fund’s absolute return orientation could likewise enhance performance potential, particularly during market declines.

What role could the fund play in an investor’s portfolio?

Because the Anfield Fund is not tied to benchmark-specific guidelines, its performance is likely to differ from the overall bond market’s, potentially making it an attractive complement to a more traditional core bond holding.  Because the fund can migrate around the world and across market sectors, credit ratings, etc., it could also potentially serve as a “Satellite” allocation around core bonds.  Some investors may consider using the Anfield Fund as part of an alternatives allocation, due to its absolute return focus, higher long-term return potential, and expected lower correlation (increased diversification) with other assets classes.

Market Commentary from Anfield Capital Management

•

US GDP increased at a sluggish annual rate of 0.1% in 1Q14

•

The economy saw much volatility and slow growth due to a series of poor economic reports

•

The Fed cited weather as a primary cause of the economic slowdown, and during March continued to reduce its purchases of Treasury and mortgage bonds

•

 U.S. equity markets ultimately didn't change much with the Dow down 0.15% and the S&P 500 gaining 1.81%

•

Overall, we closed the quarter with political and international risk very much back in the forefront

Market Outlook from Anfield Capital Management

•

Many of the challenges faced during 2013 have faded, yielding a brighter outlook for global growth

•

We expect job gains, higher asset prices, and gradually easing credit conditions will lead to consumption growth

•

S&P dividend growth may remain a strong fundamental factor

•

In Europe, we expect growth to increase 1.0-1.5% with risks in both directions

•

The growth trajectory for emerging markets will be shaped by developed market growth as well as central bank policies

Current Fixed Income Investment Strategy from Anfield Capital Management

•

Areas of fixed income that could provide positive absolute returns in a rising rate environment include bank loans, convertible bonds and residential mortgage-backed securities

•

Treasury yields across most maturities fell during the first quarter due in part to risk aversion resulting from Russia's annexation of Crimea from Ukraine and concerns about the economic health of some emerging markets

•

Janet Yellen caused a stir in the markets after the Fed's March policy meeting, when she made an impromptu statement implying that the central bank could possibly start raising the federal funds rate as soon as six months after ending its asset purchases.

•

In addition to Treasuries, the Fed has been buying agency mortgage-backed securities (MBS) as part of its quantitative easing measures. Although the central bank's tapering weighed on the agency MBS market, it still managed to post decent performance as Treasury yields declined

Strategy:

Directional (top-down macro)	Defensive, positioned for higher rates
Yield Curve	1 - 5 (short-intermediate) with modest roll- down, currently driven by Directional, Duration, Sector & Yield views
Sector	Emphasize all grade yield enhancing credit, MBS and ABS allocations
Yield	1.5 to 2.0 years of diversified yield spread duration
Security Selection	Active and selective
Currency	None

o

Continue emphasis on shorter maturities to help protect from increasing rates

o

Search for attractive yields across global markets

We thank you for your support.

David Young

CEO & Founder

Anfield Capital Management, LLC  • 4695 MacArthur Court Suite 430, Newport Beach, CA 92660  •  (949) 891-0600  •  Anfieldfunds.com

6168-NLD-6/12/2014

Anfield Universal Fixed Income Fund
PORTFOLIO REVIEW
April 30, 2014 (Unaudited)

The Fund's performance figures* for the period ended April 30, 2014, compared to its benchmarks:

	Six Months	Since Inception(a)
Class A	2.01%	2.82%
Class A with 5.75% load	(3.90)%	(3.09)%
Class A1	1.21%	2.02%
Class A1 with 5.75% load	(4.66)%	(3.85)%
Class C	1.21%	2.02%
Class I	2.22%	3.04%
Class R	1.21%	2.02%
BofA Merrill Lynch US Dollar Libor 3-Month Constant Maturity Index(b)	0.13%	0.22%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.55%, 1.70%, 2.30%, 1.25%, and 1.95% for Class A, Class A1, Class C, Class I, and Class R shares, respectively, through February 28, 2015.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a) Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b) The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Top 10 Allocations	% of Net Assets
Banks	13.6%
Mutual Funds - Debt Fund	12.5%
Home Equity Backed Securities	10.2%
Collateralized Mortgage Obligations	8.7%
Oil & Gas	7.3%
Telecommunications	7.2%
Diversified Financial Services	6.4%
REITs (Real Estate Investment Trusts	3.3%
Airlines	3.2%
Forest Products & Paper	2.9%
Other/Cash & Equivalents	24.7%
100.00%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2014

Shares				Value

	EXCHANGE TRADED FUNDS - 3.5%
	CLOSED-END FUNDS - 0.8%
10,797	BlackRock Floating Rate Income Strategies Fund, Inc.			$ 156,341

	DEBT FUND - 2.7%
22,000	PowerShares Senior Loan Portfolio			544,280

	TOTAL EXCHANGE TRADED FUNDS (Cost $708,776)			700,621

	MUTUAL FUNDS - 12.5%
	DEBT FUND - 12.5%
197,720	Fidelity Floating Rate High Income Fund			1,967,314
53,228	Vanguard Short-Term Investment Grade Fund			572,201
	TOTAL MUTUAL FUNDS (Cost $2,544,004)			2,539,515

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES * - 81.1%
	AEROSPACE/DEFENSE - 2.6%
250,000	L-3 Communications Corp.	5.2000	10/15/2019	276,564
250,000	Northrop Grumman Corp.	1.7500	6/1/2018	247,318
				523,882
	AIRLINES - 3.2%
77,427	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	84,202
224,391	UAL 2009-2B Pass Through Trust ^	12.0000	1/15/2016	252,439
200,000	United Airlines, Inc. ^	6.7500	9/15/2015	203,750
95,699	Virgin Aurstralia 2013-1B Trust ^	6.0000	10/23/2020	99,527
				639,918
	BANKS - 12.7%
100,000	Banco Santander Chile ^	3.7500	9/22/2015	103,731
100,000	Bank America Corp.	3.7000	9/1/2015	103,788
181,000	Bank America Corp.	1.9934	9/28/2020	183,715
250,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018	251,505
350,000	First Tennessee Bank NA	5.0500	1/15/2015	359,847
252,000	HSBC Bank USA NA	4.8750	8/24/2020	277,334
108,000	JPMorgan Chase & Co.	2.6250	10/29/2020	114,750
250,000	JPMorgan Chase & Co.	1.7341	9/14/2021	253,750
200,000	Lloyds Bank	3.2000	6/11/2015	205,418
100,000	Manufacturers & Traders Trust Co.	5.6290	12/1/2021	104,750
250,000	Morgan Stanley Co.	3.0000	11/30/2019	262,500
100,000	Morgan Stanley Co.	3.0000	8/30/2015	103,085
250,000	Zion Bancorporation	4.0000	6/20/2016	260,025
				2,584,198
	BEVERAGES - 0.3%
50,000	Central American Bottling Corp. ^	6.7500	2/9/2022	53,063

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

Par Value		Coupon Rate (%)	Maturity	Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
$ 40,885	ASG Resecuritization Trust 2009-2 ^	5.3553	5/24/2036	$ 41,307
111,994	Banc of America Mortgage 2004-C Trust	2.7012	4/25/2034	112,281
79,210	Bear Stearns ARM Trust 2003-4	2.3813	7/25/2033	79,237
66,033	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	68,537
71,881	Chase Mortgage Finance Trust Series 2007-A1	2.5822	2/25/2037	72,728
41,266	Citigroup Mortgage Loan Trust 2008-AR4 ^	2.6822	11/25/2038	41,840
59,440	Citigroup Mortgage Loan Trust 2010-8 ^	4.5000	12/25/2036	61,692
110,356	CHL Mortgage Pass-Through Trust 2003-26	0.5500	8/25/2033	102,042
33,664	Credit Suisse First Boston Mortgage Securities Corp	3.5000	7/25/2018	33,801
92,294	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	97,924
46,210	GSR Mortgage Loan Trust 2005-5F	0.6500	6/25/2035	43,174
75,924	Impac Secured Assets CMN Owner Trust	0.9500	11/25/2034	74,511
35,081	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	37,213
97,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	101,853
45,635	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H	1.9388	1/25/2029	45,473
37,886	Morgan Stanley Mortgage Loan Trust 2004-4	5.0000	8/25/2019	38,647
35,342	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR4	2.6146	12/25/2034	35,676
37,901	Prime Mortgage Trust 2004-CL1	0.5500	2/25/2034	35,832
76,577	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	80,535
166,571	RFMSI Series 2004-S5 Trust	5.2500	5/25/2034	168,538
23,852	Structured Adjustable Rate Mortgage Loan Trust	3.8956	6/25/2034	23,661
121,722	Structured Asset Securities Corp	3.9526	9/25/2026	120,993
91,646	Structured Asset Securities Corp Mo Pa Th Ce Se 1998-3 Tr	1.1500	3/25/2028	89,394
105,318	Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	111,558
18,628	WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust	5.5000	12/25/2019	19,510
25,546	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust	5.0000	3/25/2018	26,096
				1,764,053
	COMPUTERS - 0.5%
100,000	Hewlett-Packard Co.	1.5500	5/30/2014	100,061

	DIVERSIFIED FINANCIAL SERVICES - 6.4%
250,000	Ally Financial, Inc.	3.5000	1/27/2019	251,562
250,000	DFC Global Corp.	2.8750	6/30/2027	245,000
100,000	Ford Motor Credit Co., LLC.	2.5000	1/15/2016	102,781
20,000	HSBC Finance Corp.	6.0000	8/15/2014	20,256
100,000	Lazard Group LLC	6.8500	6/15/2017	113,652
100,000	NASDAQ OMX Group, Inc./The	4.0000	1/15/2015	102,161
70,000	Nuveen Investments, Inc.	5.5000	9/15/2015	73,500
300,000	Skyway Concession Co. LLC ^	0.5136	6/30/2017	284,813
100,000	Springleaf Finance Corp.	5.5000	6/15/2014	100,113
				1,293,838
	ELECTRIC - 1.3%
250,000	Entergy Corp.	5.1250	9/15/2020	272,893

	ENTERTAINMENT - 1.4%
25,000	CCM Merger, Inc. ^	9.1250	5/1/2019	26,938
250,000	NAI Entertainment Holdings ^	5.0000	8/1/2018	261,875
				288,813
	FOOD - 1.5%
250,000	Kroger Co.	6.8000	12/15/2018	296,828
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,375
				307,203

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

Par Value		Coupon Rate (%)	Maturity	Value

	FOREST PRODUCTS & PAPER - 2.9%
$ 725,000	Carter Hold Harvey, Ltd.	9.5000	12/1/2024	$ 587,250

	HAND/MACHINE TOOLS - 1.2%
250,000	Kennametal, Inc.	2.6500	11/1/2019	246,029

	HEALTHCARE-SERVICES - 0.3%
50,000	HCA, Inc.	6.3750	1/15/2015	51,750

	HOME EQUITY ASSET BACKED SECURITIES - 10.2%
12,245	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3	0.5800	5/25/2035	12,262
67,135	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11	5.6400	12/25/2033	70,352
45,128	Asset Backed Securities Corp Home Equity Loan Trust Serieis 2003-HE2	3.0011	4/15/2033	42,409
108,245	Bear Stearns Asset Backed Securities Trust 2005-SD1	0.7300	1/25/2045	106,471
57,336	Bravo Mortgage Asset Trust ^	0.3900	7/25/2036	53,269
70,381	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	63,591
25,863	Citifinancial Mortgage Securities, Inc.	3.7650	4/25/2034	26,414
169,857	Citigroup HELOC Trust 2006-NCB1	0.2711	5/15/2036	167,536
25,000	Citigroup Mortgage Loan Trust, Inc.	0.9750	10/25/2034	24,999
112,632	Conseco Finance Corp.	0.8511	8/15/2033	107,421
113,664	Countrywide Asset-Backed Certificates	0.6000	11/25/2034	112,909
143,481	Countrywide Asset-Backed Certificates	2.4000	9/25/2023	140,528
78,001	Equity One Mortgage Pass-Through Trust 2002-4	0.7300	2/25/2033	74,010
10,784	Equity One Mortgage Pass-Through Trust 2003-4	5.3330	10/25/2034	11,137
131,884	Finance America Mortgage Loan Trust 2004-2	2.2500	8/25/2034	112,855
112,758	First Franklin Mortgage Loan Trust 2002-FF1	1.2765	4/25/2032	102,178
63,408	GSAMP Trust 2002-WF	1.3493	10/20/2032	60,972
25,466	Home Equity Asset Trust 2005-4	0.8100	10/25/2035	25,265
49,056	Lehman XS Trust Series 2005-1	1.6515	7/25/2035	45,938
83,914	Long Beach Mortgage Loan Trust 2004-1	0.9750	2/25/2034	81,945
14,325	Mastr Asset Backed Securities Trust 2005-HE1	0.8250	5/25/2035	14,341
155,595	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.1000	7/25/2035	146,589
7,756	Morgan Stanley Home Equity Loan Trust 2005-2	0.7950	5/25/2035	7,764
72,877	Morgan Stanley ABS Capital I. Inc, Trust 2005-HE6	0.4700	11/25/2035	71,191
110,219	New Century Home Equity Loan Trust ^	1.2750	10/25/2033	105,616
8,359	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-FM1	0.6200	5/25/2035	8,315
84,359	Option One Mortgage Accept Corp Asset-Backed Cert SE 2002-6	1.2750	11/25/2032	77,627
65,000	RAMP Series 2005-RS3 Trust	0.5700	3/25/2035	61,492
24,663	RASC Series 2002-KS2 Trust	7.2790	4/25/2032	24,880
108,193	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.1750	2/25/2034	95,738
25,478	Structured Asset Investment Loan Trust 2005-7	0.4300	8/25/2035	25,451
				2,081,465

	HOUSEHOLD PRODUCTS - 1.3%
250,000	Armored Autogroup, Inc.	9.2500	11/1/2018	261,250

	IRON/STEEL - 1.2%
250,000	Cliffs Natural Resources, Inc.	4.8000	10/1/2020	247,201

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

Par Value		Coupon Rate (%)	Maturity	Value

	LODGING - 0.3%
$ 65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	$ 65,163

	MEDIA - 0.8%
150,000	Time Warner Cable, Inc.	5.0000	2/1/2020	168,089

	MINING - 1.3%
250,000	Newmont Mining Corp.	5.1250	10/1/2019	274,154

	MUNICIPAL - 1.2%
250,000	Louisiana Public Facilities Authority	9.7500	8/1/2014	252,560

	OIL & GAS - 7.3%
250,000	Drill Rigs Holdings Inc ^	6.5000	10/1/2017	259,375
200,000	MIE Holdings Corp	9.7500	5/12/2016	210,000
250,000	Nabors Industries Inc	5.0000	9/15/2020	273,961
250,000	Petrobras Global Finance BV	1.8486	5/20/2016	249,062
200,000	Petrobras International Finance Co.	5.7500	1/20/2020	212,204
250,000	Transocean, Inc.	6.5000	11/15/2020	282,900
		9.7500	3/15/2019	1,487,502
	PIPELINES - 2.1%
250,000	DCP Midstream, LLC. ^	9.7500	3/15/2019	319,196
100,000	IFM US Colonial Pipeline 2, LLC. ^	6.4500	5/1/2021	106,208
				425,404
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 3.3%
150,000	American Tower Trust I ^	3.0700	3/15/2023	145,099
300,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	315,644
200,000	Ventas Realty LP	2.0000	2/15/2018	201,025
				661,768
	RETAIL - 1.4%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	284,265

	TELECOMMUNICATIONS - 7.2%
50,000	Altice Finco SA ^	9.8750	12/15/2020	57,513
250,000	America Movil SAB de CV	5.0000	10/16/2019	282,205
100,000	Orange SA	2.1250	9/16/2015	101,707
100,000	SBA Tower Trust ^	4.2540	4/15/2015	103,205
200,000	SBA Tower Trust ^	3.5980	4/15/2018	202,452
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	282,298
60,000	Telemovil Finance Co. Ltd. ^	8.0000	10/1/2017	63,600
150,000	Verizon Communications, Inc.	1.7634	9/15/2016	154,453
200,000	Wind Acquisition Finance SA ^	7.2500	2/15/2018	211,500
				1,458,933

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

Par Value		Coupon Rate (%)	Maturity	Value

	TRUCKING & LEASING - 0.5%
$ 100,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. ^	2.5000	7/11/2014	$ 100,330

	TOTAL BONDS & NOTES (Cost $16,276,166)			16,481,035

Shares				Value
	PREFERRED STOCK - 1.6%
	BANKS - 0.9%
183	Santander Finance Preferred SAU	10.5000	9/29/2014	189,176

	TRANSPORTATION & LOGISTICS - 0.7%
5,000	Seaspan Corp.	8.2500	2/13/2019	129,200

	TOTAL PREFERRED STOCK (Cost $314,810)			318,376

	TOTAL INVESTMENTS - 98.7% (Cost $19,843,756)(A)			$ 20,039,547
	OTHER ASSETS LESS LIABILITIES - 1.3%			273,055
	TOTAL NET ASSETS - 100.0%			$ 20,312,602

* Non-income producing security
HELOC - Home Equity Line of Credit

^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 17.2% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $19,843,757 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 266,359
		Unrealized depreciation		(70,569)
	Net unrealized appreciation			$ 195,790

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2014

ASSETS
Investment securities:
At cost	$ 19,843,756
At value	$ 20,039,547
Cash	129,152
Receivable due from Advisor	4,887
Dividends and interest receivable	183,779
Receivable for Fund shares sold	26,826
Prepaid expenses and other assets	16,868
TOTAL ASSETS	20,401,059

LIABILITIES
Payable for securities purchased	73,827
Fees payable to other affiliates	3,190
Payable for Fund shares repurchased	1,256
Distribution (12b-1) fees payable	49
Accrued expenses and other liabilities	10,135
TOTAL LIABILITIES	88,457
NET ASSETS	$ 20,312,602

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 20,104,223
Undistributed net investment income	11,074
Accumulated net realized gain from security transactions	1,514
Net unrealized appreciation on investments	195,791
NET ASSETS	$ 20,312,602

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)
April 30, 2014

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 31,428.00
Shares of beneficial interest outstanding (c)	3,083
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.19

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.82

Class A1 Shares:
Net Assets	$ 10.20
Shares of beneficial interest outstanding (c)	1
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 10.20

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.82

Class C Shares:
Net Assets	$ 10.20
Shares of beneficial interest outstanding (c)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.20

Class I Shares:
Net Assets	$ 20,281,143
Shares of beneficial interest outstanding (c)	1,988,991
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.20

Class R Shares:
Net Assets	$ 10.20
Shares of beneficial interest outstanding (c)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.20

(a)

Investments in Class A shares and/or Class A1 shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.
(c) Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2014

INVESTMENT INCOME
Dividends (net of $2,213 in foreign tax withheld)	$ 50,443
Interest	199,376
TOTAL INVESTMENT INCOME	249,819

EXPENSES
Investment advisory fees	58,140
Distribution (12b-1) fees:
Class A	49
Professional fees	33,924
Administration fees	21,126
Trustees fees and expenses	11,714
Transfer agent fees	11,312
Accounting services fees	9,695
Compliance officer fees	8,788
Printing and postage expenses	7,448
Registration fees	3,620
Custodian fees	2,480
Insurance expense	1,470
Non 12b-1 Shareholder servicing fees	49
Other expenses	425
TOTAL EXPENSES	170,240

Less: Fees reimbursed by the Advisor	(63,026)
Less: Fees waived by other affiliates	(13,755)
NET EXPENSES	93,459

NET INVESTMENT INCOME	156,360

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	1,557
Net change in unrealized appreciation on investments	175,346

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	176,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 333,263

* The Anfield Universal Fixed Income Fund commenced operations on June 28, 2013.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2014	Period Ended
	(Unaudited)	October 31, 2013	(a)
FROM OPERATIONS
Net investment income	$ 156,360	$ 9,968
Net realized gain from investments	1,557	1,572
Net change in unrealized appreciation on investments	175,346	20,445
Net increase in net assets resulting from operations	333,263	31,985

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(10)	-
Class I	(1,597)	-
From net investment income:
Class A	(443)	-
Class I	(154,819)	-
Total distributions to shareholders	(156,869)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	63,600	10
Class A1	-	10
Class C	-	10
Class I	16,810,618	4,737,303
Class R	-	10
Net asset value of shares issued in reinvestment of distributions:
Class A	453	-
Class I	102,662	-
Payments for shares redeemed:
Class A	(33,041)	-
Class I	(1,535,336)	(42,076)
Net increase in net assets from shares of beneficial interest	15,408,956	4,695,267

TOTAL INCREASE IN NET ASSETS	15,585,350	4,727,252

NET ASSETS
Beginning of Period	4,727,252	-
End of Period *	$ 20,312,602	$ 4,727,252
*Includes undistributed net investment income of:	$ 11,074	$ 9,976

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	April 30, 2014	Period Ended
	(Unaudited)	October 31, 2013	(a)

SHARE ACTIVITY
Class A:
Shares Sold	6,305	1
Shares Reinvested	45	-
Shares Redeemed	(3,268)	-
Net increase in shares of beneficial interest outstanding	3,082	1

Class I:
Shares Sold	1,661,179	473,276
Shares Reinvested	10,137	-
Shares Redeemed	(151,404)	(4,197)
Net increase in shares of beneficial interest outstanding	1,519,912	469,079

(a) The Anfield Universal Fixed Income Fund commenced operations on June 28, 2013.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Month Ended
	April 30, 2014		Period Ended
	(Unaudited)		October 31, 2013	(1)

Net asset value, beginning of period	$ 10.08		$ 10.00

Activity from investment operations:
Net investment income	0.10	(2)	0.06	(2)
Net realized and unrealized gain
on investments	0.10		0.02
Total from investment operations	0.20		0.08

Less distributions from:
Net investment income	(0.09)		-
Net realized gains	(0.00)	(8)	-
Total distributions	(0.09)		-

Net asset value, end of period	$ 10.19		$ 10.08

Total return (3)	2.01%	(6)	0.80%	(6)

Net assets, at end of period	$ 31,428		$ 10

Ratio of gross expenses to average
net assets (4)(5)	2.56%	(7)	8.24%	(7)
Ratio of net expenses to average
net assets (5)	1.61%	(7)	1.70%	(7)
Ratio of net investment income
to average net assets (5)	2.06%	(7)	1.74%	(7)

Portfolio Turnover Rate	12%	(6)	37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class A Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8) Amount represents less than $0.01.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A1
	Six Months Ended
	April 30, 2014		Period Ended
	(Unaudited)		October 31, 2013	(1)

Net asset value, beginning of period	$ 10.08		$ 10.00

Activity from investment operations:
Net investment loss	(0.10)	(2)	(0.10)	(2)
Net realized and unrealized gain
on investments	0.22		0.18
Total from investment operations	0.12		0.08

Less distributions from:
Net realized gains	(0.00)	(9)	-
Total distributions	(0.00)	(9)	-

Net asset value, end of period	$ 10.20		$ 10.08

Total return (3)	1.21%	(6)	0.80%	(6)

Net assets, at end of period	$ 10		$ 10

Ratio of gross expenses to average
net assets (4)(5)(8)	2.71%	(7)	8.39%	(7)
Ratio of net expenses to average
net assets (5)	1.76%	(7)	1.85%	(7)
Ratio of net investment loss
to average net assets (5)	(1.99)%	(7)	(2.89)%	(7)

Portfolio Turnover Rate	12%	(6)	37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class A1 Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.
(9) Amount represents less than $0.01.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	Six Months Ended
	April 30, 2014		Period Ended
	(Unaudited)		October 31, 2013	(1)

Net asset value, beginning of period	$ 10.08		$ 10.00

Activity from investment operations:
Net investment gain (loss)	0.01	(2)	(0.08)	(2)
Net realized and unrealized gain
on investments	0.11		0.16
Total from investment operations	0.12		0.08

Less distributions from:
Net realized gains	(0.00)	(9)	-
Total distributions	(0.00)	(9)	-

Net asset value, end of period	$ 10.20		$ 10.08

Total return (3)	1.21%	(6)	0.80%	(6)

Net assets, at end of period	$ 10		$ 10

Ratio of gross expenses to average
net assets (4)(5)(8)	3.31%	(7)	8.99%	(7)
Ratio of net expenses to average
net assets (5)	2.36%	(7)	2.45%	(7)
Ratio of net investment loss
to average net assets (5)	0.20%	(7)	(2.32)%	(7)

Portfolio Turnover Rate	12%	(6)	37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class C Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total Return shown excludes the effect of applicable redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.
(9) Amount represents less than $0.01.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended
	April 30, 2014		Period Ended
	(Unaudited)		October 31, 2013	(1)

Net asset value, beginning of period	$ 10.08		$ 10.00

Activity from investment operations:
Net investment income	0.12	(2)	0.03	(2)
Net realized and unrealized gain
on investments	0.10		0.05
Total from investment operations	0.22		0.08

Less distributions from:
Net investment income	(0.10)		-
Net realized gains	(0.00)	(8)	-
Total distributions	(0.10)		-

Net asset value, end of period	$ 10.20		$ 10.08

Total return (3)	2.22%	(6)	0.80%	(6)

Net assets, at end of period (000s)	$ 20,281		$ 4,727

Ratio of gross expenses to average
net assets (4)(5)	2.31%	(7)	7.99%	(7)
Ratio of net expenses to average
net assets (5)	1.36%	(7)	1.45%	(7)
Ratio of net investment income
to average net assets (5)	2.26%	(7)	0.82%	(7)

Portfolio Turnover Rate	12%	(6)	37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class I Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8) Amount represents less than $0.01.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

		Class R
		Six Months Ended
		April 30, 2014		Period Ended
		(Unaudited)		October 31, 2013	(1)

Net asset value, beginning of period		$ 10.08		$ 10.00

Activity from investment operations:
	Net investment loss	0.01	(2)	(0.07)	(2)
	Net realized and unrealized gain
	on investments	0.11		0.15
Total from investment operations		0.12		0.08

Less distributions from:
	Net realized gains	(0.00)	(9)	-
Total distributions		(0.00)		-

Net asset value, end of period		$ 10.20		$ 10.08

Total return (3)		1.21%	(6)	0.80%	(6)

Net assets, at end of period		$ 10		$ 10

Ratio of gross expenses to average
	net assets (4)(5)(8)	2.81%	(7)	8.49%	(7)
Ratio of net expenses to average
	net assets (5)	1.86%	(7)	1.95%	(7)
Ratio of net investment income (loss)
	to average net assets (5)	0.38%	(7)	(2.03)%	(7)

Portfolio Turnover Rate		12%	(6)	37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class R Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.
(9)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Unaudited)

April 30, 2014

 1.

ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class A1, Class C, Class I, and Class R shares. Class A and Class A1 shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%.  Investors that purchase $1,000,000 or more of the Fund's Class A and/or Class A1 shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A or Class A1 shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class R shares of the Fund are sold at NAV without an initial sales charge and are not subject to a CDSC.  Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A, Class A1, Class C, and Class R shares.   Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Fund. The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014, for the Funds’ assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 700,621	$ -	$ -	$ 700,621
Mutual Funds	2,539,515	-	-	2,539,515
Bonds & Notes	-	16,481,035	-	16,481,035
Preferred Stock	318,376	-	-	318,376
Total	$ 3,558,512	$ 16,481,035	$ -	$ 20,039,547

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

 *Refer to the Schedule of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s  share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2014, amounted to $6,309,068 and $1,494,129 respectively.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees  – Anfield Capital Management, LLC.  serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets. The Fund’s management fee was lowered effective March 1, 2014 to 0.80% from 0.95%. The Fund’s Adviser has contractually agreed to waive a portion of its advisory fee in the amount of 0.05% of the Fund’s average daily net assets until at least February 28, 2015.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.55%, 1.70%, 2.30%, 1.25%, and 1.95% of the Fund’s average daily net assets for Class A, Class A1, Class C, Class I, and Class R shares, respectively;   subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.55%, 1.70%, 2.30%, 1.25%, and 1.95% of average daily net assets attributable to Class A, A1, C, I and R shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the limitations of average daily net assets for each class respectively.  If Fund Operating Expenses attributable to Class A, A1, C, I and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended April 30, 2014, the Advisor reimbursed $63,026 in expenses to the Fund.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 0.40%, 1.00%, and 0.50% of its average daily net assets for Class A, Class A1, Class C, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class A1, Class C and Class R shares.   The Distributor is an affiliate of GFS. For the period ended April 30, 2014, the Distributor received $0 in underwriting commissions for sales of Class A and Class A1 shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund. During the six months ended April 30, 2014, GFS reimbursed $13,755 in expenses to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended April 30, 2014, the Fund assessed $0 in redemption fees.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences, primarily attributable to paydowns, resulted in reclassification for the year ended October 31, 2013 as follows:

7.

SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income Fund

EXPENSE EXAMPLES

April 30, 2014 (Unaudited)

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and/or Class A1 shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 – 4/30/14	Expense Ratio During Period** 11/1/13 – 4/30/14
Class A	$ 1,000.00	$ 1,012.10	$ 8.03	1.61%
Class A1	1,000.00	1,020.10	8.82	1.76
Class C	1,000.00	1,012.10	11.77	2.36
Class I	1,000.00	1,022.20	6.83	1.36 1.86
Class R	1,000.00	1,012.10	9.28

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 – 4/30/14	Expense Ratio During Period** 11/1/13 – 4/30/14
Class A	$1,000.00	$1,016.81	$ 8.82	1.61%
Class A1	1,000.00	1,016.07	8.80	1.76
Class C	1,000.00	1,013.09	11.78	2.36
Class I	1,000.00	1,018.04	6.82	1.36
Class R	1,000.00	1,015.57	9.30	1.86

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

Anfield Universal Fixed Income Fund

Additional Information (Unaudited)

April 30, 2014

Approval of Advisory Agreement – Anfield Universal Fixed Income Fund

Anfield Capital Management, LLC (“Anfield”) managed the Fund’s investment portfolio on a day-to-day basis as the Fund’s sub-adviser from the Fund’s inception until February 28, 2014. On that date, Belvedere Asset Management, LLC (“Belvedere”), resigned its advisory position with the Fund to pursue other investment management endeavors. In addition, on March 31, 2014, The Trosky Living Trust transferred its interest in Anfield to Anfield’s co-owner, Anfield Group, LLC. Because The Trosky Living Trust had a controlling interest in Anfield, this transfer may have resulted in the automatic termination of the Fund’s sub-advisory agreement with Anfield pursuant to the 1940 Act.

In light of these changes, at a special meeting of the Fund’s Board held on February 21, 2014, the Board concluded that it would be in the best interests of the Fund and its shareholders to engage Anfield as investment adviser to the Fund. An interim investment advisory agreement (the “Interim Agreement”) and a successor investment advisory agreement (the “Successor Agreement”, and together with the Interim Agreement, the “Agreements”) were was approved by the Board (including a majority of the Independent Trustees), with the approval of the Successor Agreement subject to shareholder approval at a special meeting scheduled to take place on June 25, 2014.

In connection with the Board’s consideration of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) a description of Anfield’s investment management personnel; (ii) an overview of Anfield’s operations and financial condition; (iii) a comparison of the proposed advisory fee to be charged to the Fund with the fees charged to comparable mutual funds; (iv) a comparison of the Fund’s proposed overall fees and operating expenses with those of comparable mutual funds; (v) the anticipated level of profitability from Anfield’s fund-related operations; (vi) Anfield’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (vii) information regarding the historical performance record of the Fund and separate account composites of Anfield having similar investment objectives as those of the Fund.  The Board also considered written materials that Anfield previously provided related to the approval of the Fund’s sub-advisory agreement with Anfield.

In its consideration of the Agreements, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Anfield related to the proposed Agreements, including (i) copies of the proposed Agreements and the proposed Operating Expenses Limitation and Security Agreement; (ii) Anfield’s Form ADV Parts I & II; (iii) a description of the manner in which investment decisions are to be made and executed; (iv) a review of the professional personnel that would perform services for the Fund; (v) a review of Anfield’s financial condition; and (vi) Anfield’s compliance policies and procedures, including Anfield’s business continuity plan.  The Board also considered materials that Anfield previously provided related to the approval of the Fund’s sub-advisory agreement with Anfield.

In reaching their conclusions, the Board considered that since the Fund’s inception, Anfield has served as the Fund’s sub-adviser, and that Anfield proposed to manage the Fund as its investment adviser upon resignation of the Fund’s then-current investment adviser.  The Board noted that Anfield would continue to manage the Fund’s portfolio under the Agreements.  The Board evaluated the prior experience and qualifications of Anfield’s portfolio management team and the historical performance of the Fund since inception, as well as the performance of separate accounts managed by Anfield with similar investment objectives as those of the Fund.  The Board noted that Anfield’s service to the Fund as the current sub-adviser has been satisfactory. The Board also took into account the additional oversight, compliance and management functions that are required to be performed by an investment adviser.  The Board considered Anfield’s research capabilities, investment experience and compliance program and determined that Anfield has demonstrated that it could provide the necessary

Anfield Universal Fixed Income Fund

Additional Information (Continued) (Unaudited)

April 30, 2014

oversight of the Fund’s operations, in addition to the portfolio management responsibilities Anfield previously performed as the sub-adviser.

The Board also considered that Anfield’s co-owner was divesting its ownership interest in Anfield, which may result in a change in control of Anfield, and that in connection with this divestiture a portfolio manager would resign his position with the Fund.  The Board considered the depth and experience of Anfield’s staff and portfolio management team in the event that such a change occurred.

The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Agreements and that the nature, overall quality and extent of the investment advisory services to be provided by Anfield to the Fund were satisfactory and reliable.

Performance. The Board considered the performance of the Fund since its inception on July 1, 2013, as well as the performance of separate account composites of Anfield having similar investment objectives as those of the Fund since inception on January 1, 2009, each over various periods as of December 31, 2013 (the “Performance Information”).  The Board considered that the Fund had delivered positive returns since its inception that compared favorably to a representative broad-based benchmark index, the Barclays U.S. Intermediate Government Credit/Bond Index, as well as the Consumer Price Index and London Interbank Offered Rate. The Board similarly considered that Anfield’s separate account composites had outperformed each of these indices over the three- and five-year and since inception periods. The Board noted that over the one-year period, both of the composites outperformed the Barclays U.S. Intermediate Government Credit/Bond Index but one composite underperformed the Consumer Price Index and London Interbank Offered Rate. The Board concluded that the Performance Information was satisfactory, and further concluded that Anfield was expected to continue to obtain an acceptable level of investment return.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Anfield, the Board discussed the proposed advisory fee and total operating expense data included in the written materials. The Board also reviewed the Fund’s proposed advisory fee and projected overall expenses compared to a peer group (the “Peer Group”) comprised of funds that Anfield selected from Morningstar categories representative of the Fund’s investment objectives and strategies.

The Board considered that Anfield was proposing an advisory fee of 0.80% of the Fund’s average daily net assets. The proposed fee was a reduction in the advisory fee from 0.95% of the Fund’s average daily net assets under the Fund’s prior advisory agreement with Belvedere. The Board considered the proposed fee against the Peer Group and noted that the Peer Group includes established funds of a larger scale relative to the Fund, and that although the Fund’s advisory fee was higher than the median, it was not the highest. The Board also considered the Fund’s proposed advisory fee and net expense ratio against a supplementary peer group comprised of smaller funds with more esoteric investment objectives that utilize alternative portfolio management techniques that Anfield also employs. The Board considered that against the supplementary peer group, the Fund’s proposed advisory fee was below the median. The Board also considered Anfield’s fees for its separate accounts, and noted that differences in these fees result from variations between the level of compliance and client services to be provided to the Fund and those separate accounts.  Further, the Board noted that Anfield had agreed to enter into an advisory fee waiver agreement for at least one year following the effective date of the Fund’s registration statement, such that the Fund’s advisory fee does not exceed 0.75% of the Fund’s average daily net assets.

The Board then considered that Anfield had agreed to waive or limit its advisory fee and/or reimburse expenses for at least one year following the effective date of the Fund’s registration statement to limit net annual operating expenses to 1.55%, 1.70%, 2.30%, 1.25% and 1.95% of the average net assets of the Fund’s Class A, Class

Anfield Universal Fixed Income Fund

Additional Information (Continued) (Unaudited)

April 30, 2014

A1, Class C, Class I and Class R Shares, respectively. The Board noted that these waivers and expense payments may be recouped by Anfield from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. The Board concluded that the proposed contractual advisory fees to be paid to Anfield and the proposed expense limitations were fair and reasonable.

Profitability. The Board reviewed and considered an estimated profitability report and analysis and selected financial information of Anfield that Anfield prepared. The Board concluded that based on the services to be provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Anfield’s relationship with the Fund were not excessive.

Economies of Scale. The Board considered the extent to which the Fund would realize economies of scale as it grows and whether the proposed advisory fee reflects those economies of scale. The Board considered the Fund’s relative size and limited history of operations, and concluded that there are no economies of scale at this time, but the Board would reconsider the issue as appropriate.

Conclusion. The Board requested and received such information from Anfield as it believes to be reasonably necessary to evaluate the terms of the proposed Agreements and Operating Expenses Limitation and Security Agreement, and the Board was assisted by the advice of independent counsel. The Board, including a majority of the Independent Trustees, determined that the approval of the Interim Agreement was in the best interests of the Fund and its shareholders.  The Board, including a majority of the Independent Trustees, also approved and recommended that the shareholders of the Fund approve the Successor Agreement for an initial two-year term as it was determined to be in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. • Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/8/14

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date

7/8/14